AFS and HTM Debt Securities, HTM Debt Securities Purchases and Transfers (Details) - USD ($) $ in Millions		12 Months Ended
	Jan. 01, 2023	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Debt Securities, Held-to-maturity Purchase or Transfer of Investment [Abstract]
Purchases of held-to-maturity debt securities		$ 216	$ 167	$ 4,319
Transfers to held-to-maturity debt securities		0	0	3,687
Unrealized losses on debt securities transferred from AFS to HTM, before Tax				(320)
Federal agency mortgage-backed securities [Member]
Debt Securities, Held-to-maturity Purchase or Transfer of Investment [Abstract]
Purchases of held-to-maturity debt securities		0	0	4,225
Transfers to held-to-maturity debt securities		0	0	3,687
Non-agency mortgage-backed securities [Member]
Debt Securities, Held-to-maturity Purchase or Transfer of Investment [Abstract]
Purchases of held-to-maturity debt securities		$ 216	$ 167	$ 94
Fixed rate securities [Member] | Accounting Standards Update 2022-01 [Member]
AFS and HTM Debt Securities Textual [Abstract]
Debt securities, available-for-sale, fair value, transfer from, held-to-maturity, amount	$ 23,200